INCOME TAXES - Schedule of Loss from Continuing Operations before Income Taxes Generated in Jurisdictions (Details)	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
INCOME TAXES
Loss before income taxes	¥ (51,625,726)	$ (7,382,379)	¥ (42,499,563)	¥ (40,522,250)
Cayman Islands and British Virgin Islands
INCOME TAXES
Loss before income taxes	10,064,437		(6,727,284)	(5,467,559)
PRC
INCOME TAXES
Loss before income taxes	(61,634,756)		(35,730,880)	(35,026,914)
Hong Kong
INCOME TAXES
Loss before income taxes	¥ (55,407)		¥ (41,399)	¥ (27,777)